Credit Quality of Financing Receivables and the Allowance for Credit Losses - Additional Information (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥) Property	Mar. 31, 2016 JPY (¥) Property
Financing Receivable, Recorded Investment [Line Items]
Number of foreclosed residential real estate properties | Property	0	0
Residential mortgage loans in process of foreclosure | ¥	¥ 324	¥ 601